SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Accounts receivable	$ 12,316,395	$ 13,624,294
Less: allowance for credit loss	(551,215)	(386,717)	$ (197,928)
Accounts receivable, net	$ 11,765,180	$ 13,237,577